Restatement of Previously Issued Financial Statements (Details) - Schedule of cash flow	5 Months Ended
Dec. 31, 2020 USD ($)
As Previously Reported [Member]
Statement of Cash Flows
Net loss	$ (352,446)
Adjustment to reconcile net loss to net cash used in operating activities	(373,404)
Net cash used in operating activities	(725,850)
Net cash used in investing activities	(375,000,000)
Net cash provided by financing activities	376,547,181
Net change in cash	821,331
Restatement Adjustment [Member]
Statement of Cash Flows
Net loss	(6,321,705)
Adjustment to reconcile net loss to net cash used in operating activities	5,458,920
Net cash used in operating activities
Net cash used in investing activities
Net cash provided by financing activities
Net change in cash
As Restated [Member]
Statement of Cash Flows
Net loss	(6,674,151)
Adjustment to reconcile net loss to net cash used in operating activities	5,085,516
Net cash used in operating activities	(725,850)
Net cash used in investing activities	(375,000,000)
Net cash provided by financing activities	376,547,181
Net change in cash	$ 821,331